Share capital (Tables)	12 Months Ended
Dec. 31, 2020
Text block [abstract]
Summary of Share Capital

	2020	2019
	RMB million	RMB million
Registered, issued and paid up capital:
Trade-restricted:
2,942,637,115 A shares of RMB1.00 each owned by CSAH (2019: 489,202,658 shares of RMB1.00 each) (Note (ii))	2,942	489
1,209,621,577 H shares of RMB1.00 each (2019: 600,925,925 shares of RMB1.00 each) (Note (ii))	1,210	601

	4,152	1,090
Tradable:
4,039,228,665 A shares of RMB1.00 each owned by CSAH (2019: 4,039,228,665 shares of RMB1.00 each)	4,039	4,039
4,072,291,766 A shares of RMB1.00 each (2019: 4,072,291,766 shares of RMB1.00 each)	4,073	4,073
3,065,523,272 H shares of RMB1.00 each (2019: 3,065,523,272 shares of RMB1.00 each)	3,065	3,065

	11,177	11,177
	15,329	12,267

Notes:

(i)	All the A and H shares rank pari passu in all material respects.

(ii)
In April and June 2020, the Company issued 608,695,652 H shares (“new H shares”) to a fellow subsidiary of CSAH at the price of HKD5.75 per share, and issued 2,453,434,457 A shares (“new A shares”) to CSAH at the price of RMB5.21 per share, respectively. RMB3,062 million was credited to share capital and RMB12,889 million was credited to share premium. The new A shares issued to CSAH are restricted for trading for 36 months from the date of completion of the issuance. Further, in accordance with the H shares subscription agreement entered into between the Company and the fellow subsidiary of CSAH, the fellow subsidiary of CSAH committed not to trade or transfer any of the new H shares for 36 months from the date of completion of the issuance.